Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 6,250	$ 10,407
Accruals	7,250	8,593
Employee benefits liabilities	15,228	3,430
Trade and other current payables	$ 28,728	$ 22,430